[LOGO OF EATON VANCE APPEARS HERE]
                          Investing
                          for the
                          21st
                          Century

                            [PHOTO OF CITY OMITTED]

Semiannual Report February 28, 1997

                            EV
                            Classic
                            Greater China
                            Growth Fund

                            Eaton Vance
                            Global Management - Global Distribution

                   [PHOTO OF DRAGON OMITTED]
                   [PHOTO OF GREAT WALL OF CHINA OMITTED]



                                                                 Classic

EV Classic Greater China Growth Fund as of February 28, 1997

INVESTMENT UPDATE

Investment Environment
--------------------------------------------------------------------------------
  The China Region Market

 . In advance of the July 1 turnover of Hong Kong from Great Britain to China,
  China announced the appointment of Tung Chee-hwa as the territory's new chief executive. The selection of Tung, a shipping magnate who once worked in the U.S. for General Electric, was applauded by investors and the Hong Kong business community.

 . The Hong Kong markets rallied sharply following the death of Deng Xiaoping, China's paramount leader and architect of economic reform. That encouraging reaction was reinforced by President Jiang Zemin, who assured that market reforms would continue.

 . China's economy expanded at its slowest rate in five years in 1996 - 9.7%, according to the China State Statistical Bureau. Due to the government's successful inflation-fighting efforts, inflation measured just 6%, down from 14% in 1995. That is good news for investors because it suggests that China will be able to sustain a strong rate of growth while keeping the danger of inflation at bay.

The Fund
--------------------------------------------------------------------------------
  Performance for the Past Six Months

 . The Fund had a total return of 15.4% during the six months ended February 28, 1997./1/ That return was the result of a rise in net asset value per share from $8.46 on August 31, 1996 to $9.76 on February 28, 1997.

 . In comparison, the Peregrine Asia 100 Index - an unmanaged index of common stocks traded in the China region - had a total return of 4.5% during the same period.*

  Recent Portfolio Shifts

 . The Portfolio increased its commitments in Hong Kong to 57.2% of the Portfolio. With tensions easing over the scheduled July 1 turnover and China having eased its credit restrictions, Hong Kong companies should see a pick-up in consumer activity and a resumption of infrastructure projects.

 . Malaysia was the largest investment outside of Hong Kong. The government has engineered a soft landing for the economy, bringing GDP growth down to a more manageable 8.2% for 1996. The Portfolio has identified a number of companies - some led by "overseas Chinese" with close ties to the mainland - that are likely to be strong beneficiaries of economic growth and development in China.

  Selected investments in the China region

 . HSBC Holdings, the parent of Hong Kong & Shanghai Bank, is the premier lending institution in Hong Kong and a bridge between China and other global regions. New World Development has $1.2 billion in China projects including hotels, power stations, roads, and an airport. The Portfolio's largest Malaysian holding was Sime Darby Berhad, a conglomerate with interests in financial services, plantations, chemical production, and industrial products.

 . The Portfolio maintained selective investments in "red chips," Hong Kong-
  listed companies controlled by Chinese interests. China Overseas Land & Investment is among the largest construction companies in Hong Kong. Ng Fung Hong is a food distributor and supermarket operator that currently has a 30% share of the territory's frozen meat market.
--------------------------------------------------------------------------------
Fund shares are not guaranteed by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.
--------------------------------------------------------------------------------

/1/ Return does not reflect 1% deferred sales charge incurred by shareholders redeeming within first year.
/2/ Returns are calculated by determining the percentage change in net asset value with all distributions rein vested. SEC average annual returns reflect contingent deferred sales charge. Past performance is no guarantee of future results. The value of an investment in the Fund may fluctuate so that shares, when redeemed, may be worth more or less than their original cost.
/3/ By market value as of 2/28/97. Sector weighting subject to change due to active management.
/4/ Positions and holdings are as of 2/28/97 only and may not be representative of the Portfolio's current or future investments. Ten largest holdings account for 37.49% of the Fund's investments, determined by dividing the total market value of the holdings by the total net assets of the Portfolio.
/*/ It is not possible to invest directly in the Index.
--------------------------------------------------------------------------------
Fund Information
as of February 28, 1997

Performance/2/ - periods ended 2/28/97
--------------------------------------------------------------------------------

Average Annual Total Returns (at net asset value)
--------------------------------------------------------------------------------
One year                                                                   10.8%
Life of Fund (12/28/93)                                                    -0.7

SEC Average Annual Total Returns (including 1% CDSC for shareholders redeeming within first year.)
--------------------------------------------------------------------------------
One year                                                                    9.8%
Life of Fund (12/28/93)                                                    -0.7


Ten Largest Holdings/4/
--------------------------------------------------------------------------------
By total net assets
HSBC Holdings PLC                                                         6.57%
Hutchison Whampoa                                                         5.86
Cheung Kong Holdings Ltd                                                  5.51
New World Development                                                     4.46
China Resources Enterprises                                               3.74
Overseas Union Bank                                                       2.45
China Overseas Land & Investment                                          2.25
Sime Darby Bhd.                                                           2.23
Sun Hung Kai Properties Ltd                                               2.22
Wharf Holdings                                                            2.20


Diversification by Country/3/
By total net assets

EV Classic Greater China Growth Fund as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited)
Statement of Assets and Liabilities

As of February 28, 1997
Assets
---------------------------------------------------------------
Investment in Greater China Growth Portfolio,
    at value (Note 1A)
   (identified cost, $15,394,360)                   $19,906,929
Receivable for Fund shares sold                          12,560
Deferred organization expenses (Note 1E)                 18,373
---------------------------------------------------------------
Total assets                                        $19,937,862
---------------------------------------------------------------


Liabilities
---------------------------------------------------------------
Payable for Fund shares redeemed                    $    67,994
Payable to affiliate for Trustees' fees (Note 3)             30
Accrued expenses                                         12,158
---------------------------------------------------------------
Total liabilities                                   $    80,182
---------------------------------------------------------------
Net Assets for 2,034,538 shares of
     beneficial interest outstanding                $19,857,680
---------------------------------------------------------------


Sources of Net Assets
---------------------------------------------------------------
Paid-in capital                                     $19,359,227
Accumulated net realized loss on investments
    and foreign currency transactions
   (computed on basis of identified cost)            (3,465,044)
Accumulated net investment loss                        (549,072)
Net unrealized appreciation of investments
    and foreign currency transactions
    (computed on basis of identified cost)            4,512,569
---------------------------------------------------------------
Total                                               $19,857,680
---------------------------------------------------------------


Net Asset Value, Offering and Redemption Price
Per Share (Note 7)
---------------------------------------------------------------
($19,857,680 / 2,034,538 shares of
     beneficial interest outstanding)               $      9.76
---------------------------------------------------------------

Statement of Operations

For the Six Months Ended
February 28, 1997
Investment Income (Note 1B)
---------------------------------------------------------------
Dividend income allocated from Portfolio
    (net of foreign taxes, $10,007)                 $   130,858
Interest income allocated from Portfolio                    494
Expenses allocated from Portfolio                      (110,710)
---------------------------------------------------------------
Total investment income                             $    20,642
---------------------------------------------------------------


Expenses
---------------------------------------------------------------
Management fee (Note 3)                             $    23,901
Compensation of Trustees not members of the
    Administrator's organization (Note 3)                    81
Custodian fee                                             2,001
Distribution fees (Note 6)                               95,619
Transfer and dividend disbursing agent fees              13,582
Printing and postage                                     24,266
Legal and accounting services                             9,866
Registration fees                                        10,598
Amortization of organization expenses (Note 1E)           4,987
Miscellaneous                                               549
---------------------------------------------------------------
Total expenses                                      $   185,450
---------------------------------------------------------------


Net investment loss                                 $  (164,808)
---------------------------------------------------------------


Realized and Unrealized Gain (Loss) from Portfolio
---------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost
    basis)                                          $   110,055
    Foreign currency transactions                        (6,953)
---------------------------------------------------------------
Net realized gain on investment transactions        $   103,102
---------------------------------------------------------------

Change in unrealized appreciation (depreciation) --
    Investment transactions                         $ 2,826,563
    Foreign currency transactions                           727
---------------------------------------------------------------
Net change in unrealized appreciation of
    investments                                     $ 2,827,290
---------------------------------------------------------------

Net realized and unrealized gain on
    investments                                     $ 2,930,392
---------------------------------------------------------------

Net increase in net assets from operations          $ 2,765,584
---------------------------------------------------------------

                       See notes to financial statements

EV Classic Greater China Growth Fund as of February 28, 1997

FINANCIAL STATEMENTS CONT'D
Statements of Changes in Net Assets

                                          Six Months Ended
Increase (Decrease)                       February 28, 1997       Year Ended
in Net Assets                             (Unaudited)             August 31, 1996
---------------------------------------------------------------------------------------
From operations --
    Net investment loss                       $   (165,302)         $   (184,688)
    Net realized gain (loss)
        on investments                             103,102              (215,241)
    Change in unrealized
        appreciation (depreciation)              2,827,290             1,317,029
---------------------------------------------------------------------------------------
Net increase in net assets resulting          $  2,765,090          $    917,100
    from operations
---------------------------------------------------------------------------------------
Transactions in shares of beneficial
    interest (Note 4) --
    Proceeds from sale of shares              $  8,268,454          $ 13,070,195
    Cost of shares redeemed                     (9,978,752)          (16,392,547)
---------------------------------------------------------------------------------------
Net decrease in net assets from Fund
    share transactions                        $ (1,710,298)         $ (3,322,352)
---------------------------------------------------------------------------------------

Net increase (decrease) in net assets         $  1,054,792          $ (2,405,252)
---------------------------------------------------------------------------------------

Net Assets
---------------------------------------------------------------------------------------
At beginning of period                        $ 18,802,394          $ 21,207,646
---------------------------------------------------------------------------------------
At end of period                              $ 19,857,186          $ 18,802,394
---------------------------------------------------------------------------------------

Accumulated
distributions in excess
of net investment income
included in net assets
---------------------------------------------------------------------------------------
At end of period                              $   (549,566)         $   (384,264)
---------------------------------------------------------------------------------------

                       See notes to financial statements

EV Classic Greater China Growth Fund  as of February 28, 1997

FINANCIAL STATEMENTS CONT'D
Financial Highlights

                                                             Six Months
                                                             Ended February
                                                             28, 1997                         Year Ended August 31,
                                                             (Unaudited)          1996               1995               1994*
------------------------------------------------------------------------------------------------------------------------------
Net asset value -- Beginning of period                          $8.460            $ 8.120            $9.030             $10.000
------------------------------------------------------------------------------------------------------------------------------


Income (loss) from operations
------------------------------------------------------------------------------------------------------------------------------
Net investment loss                                            $(0.097)           $(0.092)           $(0.037)          $(0.033)
Net realized and unrealized gain (loss) on investments           1.397              0.432             (0.853)           (0.937)
------------------------------------------------------------------------------------------------------------------------------

Total income (loss) from operations                            $ 1.300            $ 0.340            $(0.890)          $(0.970)
------------------------------------------------------------------------------------------------------------------------------

Less distributions
------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                             $    --            $    --            $(0.020)          $    --
------------------------------------------------------------------------------------------------------------------------------
Total distributions                                            $    --            $    --            $(0.020)          $    --
------------------------------------------------------------------------------------------------------------------------------

Net asset value-- End of period                                $ 9.760            $ 8.460            $ 8.120           $ 9.030
------------------------------------------------------------------------------------------------------------------------------


Total Return /(1)/                                               15.37%              4.19%             (9.85)%           (9.70)%
------------------------------------------------------------------------------------------------------------------------------


Ratios/Supplemental Data
------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000 omitted)                        $19,858            $18,802            $21,208           $26,430
Ratio of net expenses to average net assets (2)(3)                3.13%+             3.03%              3.04%             2.75%+
Ratio of net expenses to average net assets after                 3.10%+             2.97%               --                 --
    custodian fee reduction (2)
Ratio of net investment loss to average net assets               (1.72)%+           (0.91)%           (0.59)%            (0.74)%+

+   Annualized.
* For the period from the start of business, December 28, 1993, to August 31, 1994.
(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions, if any, are assumed to be reinvested at the net asset value on the payable date. Total return is not computed on an annualized basis.
(2) Includes the Fund's share of its corresponding Portfolio's allocated expenses.
(3) The expense ratios for the year ended August 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before August 31, 1995 have not been adjusted to reflect this change.


                       See note to financial statements

EV Classic Greater China Growth Fund as of February 28, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited)


1   Significant Accounting Policies
    ----------------------------------------------------------------------------
    EV Classic Greater China Growth Fund (the Fund) is a diversified series of Eaton Vance Growth Trust (the Trust). The Trust is an entity of the type commonly known as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. The Fund invests all of its investable assets in interests in Greater China Growth Portfolio (the Portfolio), a New York Trust, having the same investment objective as the Fund. The value of the Fund's investment in the Portfolio reflects the Fund's proportionate interest in the net assets of the Portfolio (3.8% at February 28, 1997). The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio, including the portfolio of investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Valuation of securities by the portfolio is discussed in Note 1A of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

    B Income -- The Fund's net investment income consists of the Fund's pro rata share of the net investment income of the Portfolio, less all actual and accrued expenses of the Fund determined in accordance with generally accepted accounting principles.

    C Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by credits which are determined based on the average daily cash balance the Fund or the Portfolio maintain with IBT. Any significant credit balances used to reduce the Fund's custodian fee are reflected as a reduction of operating expenses in the Statement of Operations.

    D Federal Taxes -- Each Fund's policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year all of its taxable and tax-exempt income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is necessary. At August 31, 1996, the Funds, for federal income tax purposes, had capital loss carryovers which, will reduce each Fund's taxable income arising from future net realized gain on investments, if any, to the extent permitted by the Internal Revenue Code and thus will reduce the amount of distributions to shareholders which would otherwise be necessary to relieve the Funds of any liability for federal income or excise tax. The amounts and expiration dates of the capital loss carryovers are as follows:


                           Amount            Expires
    ----------------------------------------------------------------------------
                       $1,396,831            8/31/04
                          337,254            8/31/03
                          834,707            8/31/02

    Additionally, net capital losses of $38,736 attributable to security and currency transactions included after October 31, 1995, are treated as arising on the first day of the Fund's next taxable year.

    E Deferred Organization Expenses -- Costs incurred by the Fund in connection with its organization, including registration costs, are being amortized on the straight-line basis over five years.

    F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    G Other -- Investment transactions are accounted for on a trade date basis.

    H Interim Financial Information -- The interim financial statements relating to February 28, 1997 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

EV Classic Greater China Growth Fund as of February 28, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


2   Distributions to Shareholders
    ----------------------------------------------------------------------------
    It is present policy of the Fund to make at least one distribution annually (normally in December) of all or substantially all of the investment income allocated to the Fund by the Portfolio, less the Fund's direct and allocated expenses and at least one distribution annually of all or substantially all of the net realized capital gains (reduced by any available capital loss carryforwards from prior years) allocated by the Portfolio to the Fund, if any. Shareholders may reinvest all distributions in shares of the Fund at the per share net asset value as of the close of business on the record date. The Fund distinguishes between distributions on a tax basis and a financial reporting basis. Generally accepted accounting principles require that only distributions in excess of tax basis earnings and profits be reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital.

3   Management Fee and Other Transactions with Affiliates
    ----------------------------------------------------------------------------
    The management fee is earned by Eaton Vance Management (EVM) as compensation for management and administration of the business affairs of the Fund. The fee is based on a percentage of average daily net assets. For the six months ended February 28, 1997 the fee was equivalent to 0.25% (annualized) of the Fund's average net assets for such period and amounted to $23,901. Except as to Trustees of the Fund who are not members of EVM's organization, officers and Trustees receive remuneration for their services to the Fund out of such management fee.

    Certain officers and Trustees of the Fund and the Portfolio are directors/trustees of the above organizations. In addition, investment adviser and administrative fees, are paid by the Portfolio to EVM and its affiliates. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

4   Shares of Beneficial Interest
    ----------------------------------------------------------------------------
    The Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value). Transactions in Fund shares were as follows:

                                  Six Months Ended
                                  February 28, 1997             Year Ended
                                  (Unaudited)                   August 31, 1996
    ----------------------------------------------------------------------------
    Sales                               921,826                    1,541,301

    Redemptions                      (1,109,608)                  (1,930,989)
    ----------------------------------------------------------------------------

    Net decrease                       (187,782)                    (389,688)
    ----------------------------------------------------------------------------

5   Investment Transactions
    ----------------------------------------------------------------------------
    Increases and decreases in the Fund's investment in the Portfolio for the six months ended February 28, 1997 aggregated $8,313,482 and $10,158,205, respectively.

6   Distribution Plan
    ----------------------------------------------------------------------------
    The Fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan requires the Fund to pay the Principal Underwriter, Eaton Vance Distributors, Inc. (EVD) amounts equal to 1/365th of 0.75% of the Fund's daily net assets, for providing ongoing distribution services and facilities to the Fund. The Fund will automatically discontinue payments to EVD during any period in which there are no outstanding Uncovered Distribution Charges, which are equivalent to the sum of (i) 6.25% of the aggregate amount received by the Fund for shares sold plus, (ii) distribution fees calculated by applying the rate of 1% over the prevailing prime rate to the outstanding balance of Uncovered Distribution Charges of EVD reduced by amounts theretofore paid to EVD. The amount payable to EVD with respect to each day is accrued on such day as a liability of the Fund and, accordingly, reduces the Fund's net assets. The Fund paid or accrued $71,714 representing 0.75% (annualized) of average daily net assets. At February 28, 1997, the amount of Uncovered Distribution Charges of EVD calculated under the Plan was approximately $3,101,000.

EV Classic Greater China Growth Fund as of February 28, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D

    In addition, the Plan permits the Fund to make monthly payments of service fee to the Principal Underwriter in amounts not expected to exceed 0.25% of the Fund's average daily net assets for any fiscal year. The Fund paid or accrued service fees to or payable to EVD for the period ended February 28, 1997 in the amount of $23,905. During the first year after a purchase of Fund shares, EVD will retain the service fee payment made to the Authorized Firm at the time of sale. EVD made monthly service fee payments to an Authorized Firm at the time of sale. EVD made monthly service fee payments to Authorized Firms in amounts anticipated to be equivalent to 0.25% annualized, of the assets maintained in the Fund by their customers. EVD currently expects to pay an Authorized Firm a service fee at the time of sale equal to 0.25% of the purchase price of the shares sold by such Firm and monthly payments of service fees in amounts not expecting to exceed 0.25% per annum of the Fund's average daily net assets based on a value of Fund shares sold by such Firm and remaining outstanding for at least one year. During the first year after purchase of Fund shares, EVD will retain the service fee as reimbursement for the service fee payment made to an Authorized Firm at the time of sale. Service fee payments are made for personal services and/or the maintenance of shareholder accounts. Service fees paid to EVD and Authorized Firms are separate and distinct from the sales commissions and distribution fees payable by fund to EVD, and as such are not subject to automatic discontinuance when there are no outstanding Uncovered Distribution Charges of EVD.

    Certain officers and Trustees of the Fund are officers or directors of EVD.

7   Contingent Deferred Sales Charge
    ----------------------------------------------------------------------------
    Shares purchased on or after January 30, 1995 and redeemed during the first year after purchase (except shares acquired through the reinvestment of distributions) generally will be subject to a contingent deferred sales charge (CDSC) at a range of one percent of redemption proceeds, exclusive of all reinvestments and capital appreciation in the account. No contingent deferred sales charge is imposed on exchanges for shares of other funds in the Eaton Vance Classic Group of Funds or Eaton Vance Money Market Fund which are distributed with a contingent deferred sales charge. EVD received approximately $4,200 of CDSC for the period ended February 28, 1997.

Greater China Growth Portfolio as of February 28, 1997
PORTFOLIO OF INVESTMENTS (Unaudited)


Common Stocks -- 100.54%

                                            Shares                 Value
--------------------------------------------------------------------------------
China -- 0.45%

Industrial / Manufacturing -- 0.45%
--------------------------------------------------------------------------------
Shanghai Yaohua Pilkington                  5,649,563              $ 2,361,517
Glass manufacturer.
--------------------------------------------------------------------------------
                                                                   $ 2,361,517
--------------------------------------------------------------------------------

Total China (identified cost $5,785,969)                           $ 2,361,517
--------------------------------------------------------------------------------

Hong Kong -- 57.17%

Diversified Trading -- 25.36%
--------------------------------------------------------------------------------
China Everbright Pacific Ltd.               7,931,000              $ 5,889,306
Diversified company with
interests in retailing,
property investment and
development, hotels and
restaurant operations.

China Resources Enterprises                 8,650,000               19,437,198
Property investment and
development.

China Travel International Ltd.            14,122,000                7,477,361
Provides freight
forwarding and
transportation services
between China and Hong
Kong, express air freight
services in China.  Also
operates three scenic
parks in Shenzhen, China.

Cosco Pacific Ltd.                          7,000,000                9,763,153
Transportation, container
manufacturer (through JV),
owning and leasing.

Gold Lion Holdings Ltd.                     4,000,000                3,564,326
Markets and distributes
men's apparel and
accessories, ladies
handbags and shoes,
cosmetic products and
tobacco products.

Guang Nan Holdings Ltd.                     7,680,000               10,810,755
Trader of foodstuffs and
non-foodstuffs, processing
and distribution of
foodstuffs.

Guangdong Investment Ltd.                   4,000,000                3,900,096
Securities investment,
travel and transportation
services.

Guangzhou Investment Ltd.                   7,946,000                4,027,695
Property trading, development
and investment.

Hutchison Whampoa                           4,000,000               30,477,568
Diversified company with
interests in property
development, ports,
retailing, manufacturing,
telecommunications, media,
energy, finance and investment.

Li & Fung Ltd.                              7,184,000                5,844,874
Export trading of consumer
products.

Moulin International Holdings               7,000,000                5,107,575
Industrial, optical products.

NG Fung Hong Ltd.                           6,336,000                7,446,031
Trader of foodstuffs and
non-foodstuffs.

Shougang Concord
International
Enterprises Co.                            16,000,000                4,184,208
Trader of building and
construction materials.
Manufactures and installs
kitchen equipment. Sells
steel, electrical and
electronic products.

Texwinca Holdings Ltd.                      3,320,000                2,551,076
Produces and sells knitted
fabric and yarn.

Wharf Holdings Ltd.                         2,581,200               11,466,963
Diversified company with
interests in property
development and
investments, terminals and
warehousing, public
transportation and
communications.
--------------------------------------------------------------------------------
                                                                  $131,948,185
--------------------------------------------------------------------------------

Financial -- 9.04%
--------------------------------------------------------------------------------
Hang Seng Bank                                760,000              $ 8,784,255
Provides a full range of
banking and related
financial services and
compilation of Hang Seng
Index of 33 selected
stocks listed on the HK
Stock Exchange.

HSBC Holdings PLC                           1,400,000               34,171,036
Provides a comprehensive
range of banking and
related financial services
through an international
network of more than 3,000
offices in 71 countries in
Europe,the Asia Pacific
region, the Middle East
and the Americas.

National Mutual Ltd.                        3,738,000                4,079,100
Banking, finance and
insurance.
--------------------------------------------------------------------------------
                                                                   $47,034,391
--------------------------------------------------------------------------------

Industrial / Manufacturing -- 4.94%
--------------------------------------------------------------------------------
Chen Hsong Holdings                        10,820,000              $ 6,218,070
Manufactures and sells
plastic injection moulding
machines and related
products.

CIM Company Ltd.(1)                         1,800,000                2,273,013
Diversified company with
interests in property and
investment, public
transportation, trading
and hotel operations.

                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1997
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



                                          Shares                 Value
--------------------------------------------------------------------------------
Industrial / Manufacturing (continued)
--------------------------------------------------------------------------------
Shanghai Industrial                      1,500,000          $   6,431,283
Holdings Ltd.
Manufacturer of cigarettes,
pharmaceuticals and car parts.

Siu Fung Ceramics Holdings               9,850,000                725,069
Ltd.
Manufacturer of a line of
ceramics, machinery and
equipment.

Varitronix International                 1,982,000              3,276,287
Ltd.
Designs, manufactures and
sells liquid crystal
displays and related
products.

VTECH Holdings Ltd.                      3,200,000              5,558,282
Designs, manufactures and
distributes electronic
toys and games, personal
computers, satellite
receivers, modems,
telephones and other
electronic products.

Zhenhai Refining & Chemical              3,158,000              1,223,494
Co.
Producer of petroleum and
petrochemical products.
--------------------------------------------------------------------------------
                                                            $  25,705,498
--------------------------------------------------------------------------------

Media -- 0.48%
--------------------------------------------------------------------------------
Oriental Press Group Ltd.                6,020,000          $   2,507,232
Newspaper and magazine
publisher.
--------------------------------------------------------------------------------
                                                            $   2,507,232
--------------------------------------------------------------------------------

Properties -- 17.26%
--------------------------------------------------------------------------------
Cheung Kong Holdings Ltd.                3,000,000          $  28,669,577
Property development and
construction.

Cheung Kong Infrastructure               1,482,000              4,191,415
Property development,
ownership and operation of
infrastructure businesses.

China Overseas Land &                   20,000,000             11,687,372
Investment
Property development and
investment, civil
engineering, foundation
works, project management
and general trading.

China Resources Beijing Land             1,234,000                701,191
Property development.

Hong Kong Land Holdings Ltd.             2,020,000              5,757,000
Commercial property
investment, development,
leasing and management.

Kerry Properties Ltd.                    1,100,000              2,841,129
Property development,
investment and management.

Lai Sun Development REIT                   800,000              1,198,440
Property development and
management.

New World Development                    3,740,000          $  23,183,614
Property investment and
development.

Sun Hung Kai Properties Ltd.             1,000,000             11,558,230
Property development and
investment,
hotel ownership.
--------------------------------------------------------------------------------
                                                            $  89,787,968
--------------------------------------------------------------------------------

Utilities -- 0.09%
--------------------------------------------------------------------------------
Harbin Power Co.                          2,600,000         $     476,793
The largest manufacturer of
power equipment in China,
which specializes in major
components for thermal
power generating stations
such as boilers and steam
turbines.
--------------------------------------------------------------------------------
                                                            $     476,793
--------------------------------------------------------------------------------

Total Hong Kong (identified cost $182,094,873)              $ 297,460,067
--------------------------------------------------------------------------------

Indonesia -- 0.57%

Diversified Trading -- 0.57%
--------------------------------------------------------------------------------
PT HM Sampoerna (Foreign)                   600,000           $ 2,978,102
Manufactures hand and machine
rolled cigarettes.
--------------------------------------------------------------------------------
                                                              $ 2,978,102
--------------------------------------------------------------------------------

Total Indonesia (identified cost $1,516,108)                  $ 2,978,102
--------------------------------------------------------------------------------

Malaysia -- 14.93%

Consumer Products -- 0.01%
--------------------------------------------------------------------------------
Hong Leong Industries Bhd                    65,500           $    82,823
Warrants*
Manufacturer and distributor
of building materials,
motorcycles and manufacturer
of packaging products,
integrated circuits and
semiconductors.
--------------------------------------------------------------------------------
                                                              $    82,823
--------------------------------------------------------------------------------

                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1997
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



                                          Shares              Value
--------------------------------------------------------------------------------
Diversified Trading -- 9.38%
--------------------------------------------------------------------------------
Advance Synergy Bhd                       1,850,000           $ 3,590,859
Diversified company with
interests in property
development, the quarrying
and marketing of marble
and the operation of
sawmills and trading of
sawn wood.

Berjaya Group Bhd                         3,730,000             5,197,141
Diversified company with
interests in bicycle
production, finance,
infrastucture and property
development, gaming and
lottery and consumer marketing.

Ekran Bhd                                   830,000             2,974,731
Diversified company with
interests in property
development, timber
extraction and trading,
investment holding and
management services and
generating of electricity.

Konsortium Perkapalan Bhd                   575,000             3,936,374
Container haulage services.

Kumpulan Guthrie Bhd                      2,350,000             4,088,191
Plantation and property
development.

Magnum Corp. Bhd                          2,700,000             5,599,517
Operates the forecast
betting game, investment
holding company (property
development).

Multi-Purpose Holdings                    2,025,000             4,811,235
Diversified company with
interests in financial
services, property
development and
investment, gaming and
leisure.

Rashid Hussein Bhd                          235,000             1,902,144
Investment holdings,
financial and
management services.

Sime Darby Bhd                            3,072,000            11,628,632
Diversified company with
interests in plantation
operation, chemical
manufacturing, heavy
equipment and auto
distribution.

Tan Chong Motor Holdings Bhd              2,500,000             5,084,063
Diversified company with
interests in motor vehicle
manufacturing and sales,
equipment marketing,
garment and cosmetic
distribution and property
investment.
--------------------------------------------------------------------------------
                                                              $48,812,887
--------------------------------------------------------------------------------

Entertainment and Leisure -- 1.34%
--------------------------------------------------------------------------------
Berjaya Sports Toto Bhd                   1,200,000           $ 6,958,623
Runs Toto betting operations,
provides computer support
services for betting
operations.
--------------------------------------------------------------------------------
                                                              $ 6,958,623
--------------------------------------------------------------------------------

Financial -- 2.74%
--------------------------------------------------------------------------------
Malayan Banking Bhd                        400,000            $ 4,751,837
Engaged in all aspects of
banking in over 200
branches in Asia, Europe
and the U.S. including
mobile banking units that
provide services
to rural areas.

MBF Capital Bhd                          3,000,000              6,161,281
Investment holding company
(financial services,
stockbrokering, insurance,
leasing,
property development).

Public Bank Bhd (Foreign)                1,425,000              3,328,300
Full range of banking
services, financial
services, and investment
services.
--------------------------------------------------------------------------------
                                                              $14,241,418
--------------------------------------------------------------------------------

Properties -- 1.46%
--------------------------------------------------------------------------------

Land & General Bhd                       3,080,000            $ 6,263,566
Property development and
investment, investment
holding company.

S P Setia Bhd                              350,000              1,361,343
Prime developer with projects
located in fast growing areas
such as Selangor,
Johor and Kuala Lumpur.
--------------------------------------------------------------------------------
                                                              $ 7,624,909
--------------------------------------------------------------------------------

Total Malaysia (identified cost $59,940,051)                  $77,720,660
--------------------------------------------------------------------------------

Republic of Korea -- 2.72%

Industrial / Manufacturing -- 1.32%
--------------------------------------------------------------------------------
Haitai Electronics Co.                     188,750            $ 2,182,422
Manufacturer of turntables, car
audio and other audio equipment.

Samsung Electronics                         56,906              4,666,876
Manufacturer of home
appliances,
telecommunications
products, computers
 and semiconductors.
--------------------------------------------------------------------------------
                                                              $ 6,849,298
--------------------------------------------------------------------------------

                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1997
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


                                   Shares           Value
--------------------------------------------------------------------------------
Insurance -- 0.52%
--------------------------------------------------------------------------------
Samsung Fire & Marine               4,510           $ 1,755,107
Insurance

Samsung Fire & Marine               3,920               963,270
Insurance (Preferred)
Fire and marine, auto and
individual pension insurance.
--------------------------------------------------------------------------------
                                                    $ 2,718,377
--------------------------------------------------------------------------------

Utilities -- 0.88%
--------------------------------------------------------------------------------
Korea Electric Power Corp.        160,000           $ 4,592,593
State run electric power
supplier.
--------------------------------------------------------------------------------
                                                    $ 4,592,593
--------------------------------------------------------------------------------

Total Republic of Korea
    (identified cost $16,020,751)                   $14,160,268
--------------------------------------------------------------------------------

Singapore -- 7.39%

Consumer - Retail -- 1.54%
--------------------------------------------------------------------------------
Cerebos Pacific Ltd.            1,129,000           $ 7,994,742
Manufacturer and
distributor of food
products.
--------------------------------------------------------------------------------
                                                    $ 7,994,742
--------------------------------------------------------------------------------

Financial -- 2.45%
--------------------------------------------------------------------------------
Overseas Union Bank             1,640,000           $12,763,093
(Foreign)
Commercial banking.
--------------------------------------------------------------------------------
                                                    $12,763,093
--------------------------------------------------------------------------------

Industrial/Manufacturing -- 1.98%
--------------------------------------------------------------------------------
Clipsal Industries Holdings     2,400,000           $ 9,840,000
Ltd.

Clipsal Industries Holdings       234,000               472,680
Ltd.  Warrants*
Develops, manufactures, and
markets electric installation
products.
--------------------------------------------------------------------------------
                                                    $10,312,680
--------------------------------------------------------------------------------

Transportation -- 1.42%
--------------------------------------------------------------------------------
Straits Steamship Land          1,969,000           $ 6,709,206

Straits Steamship Land            508,000               655,346
Warrants*
Shipping company.
--------------------------------------------------------------------------------
                                                    $ 7,364,552
--------------------------------------------------------------------------------

Total Singapore (identified cost $25,077,933)       $38,435,067
--------------------------------------------------------------------------------

Taiwan -- 8.00%

Industrial/Manufacturing -- 5.90%
--------------------------------------------------------------------------------
China Motor Co. Ltd.            1,688,200           $ 4,018,063
Car manufacturer.

China Steel                     8,133,375             7,713,702
Leading domestic steel
manufacturer with a
dominant market share in
steel products such as hot
rolled, cold rolled and
wire rod steel.

Formosa Chemical Fiber          1,573,577             2,538,765
Second largest global
nylon fiber manufacturer.

Formosa Plastics                  964,590             2,593,738
Principal supplier of
intermediate resins and
fiber to other group
members of the Formosa
Plastics Group.  Producer
of high density
polyethylene and polyvinyl
chloride.

Grand Pacific Petrochemicals      226,500               272,426
The company is the second
largest styrene monomer
producer.

Nan Ya Plastic                  3,813,075             9,144,729
Largest global downstream
plastics manufacturer and
Taiwan's largest polyester
fiber producer.

Standard Foods Taiwan Ltd.      2,100,000             4,425,872
Distributor of Quaker
brand oats in Taiwan,
developer of cereal
products with Quaker which
sells under a joint
Standard-Quaker brand name.
--------------------------------------------------------------------------------
                                                    $30,707,295
--------------------------------------------------------------------------------

Insurance -- 1.31%
--------------------------------------------------------------------------------
Cathay Life Insurance           1,049,950           $ 6,829,253
Underwrites endowment, life,
accident and medical policies
through a service
network of 22 branches,
341 operating units and
over 29,000 agents.
--------------------------------------------------------------------------------
                                                    $ 6,829,253
--------------------------------------------------------------------------------

Transportation -- 0.79%
--------------------------------------------------------------------------------
Wan Hai Lines Ltd.              1,328,750           $ 4,104,061
Shipping company.
--------------------------------------------------------------------------------
                                                    $ 4,104,061
--------------------------------------------------------------------------------

Total Taiwan (identified cost $32,450,669)          $41,640,609
--------------------------------------------------------------------------------

                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1997
PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D



                                   Shares             Value
--------------------------------------------------------------------------------
Thailand -- 3.88%

Financial -- 2.06%
--------------------------------------------------------------------------------
Bangkok Bank Co. Ltd.              301,387            $ 2,654,059
(Foreign)

Bangkok Bank Co. Ltd.              239,813              1,630,184
(Public)
Largest commercial bank in
Thailand.  Provides
domestic, corporate,
commercial and retail
banking services.

Dhana Siam Finance               1,205,800              2,200,535
Provides finance and
security services
including industrial and
commercial loans,
investment consultancy,
underwriting and fund
management.

Siam Commercial Bank               750,000              4,258,236
Commercial bank operations
in 353 domestic and 7
international branches.
--------------------------------------------------------------------------------
                                                      $10,743,014
--------------------------------------------------------------------------------

Industrial / Manufacturing -- 0.19%
--------------------------------------------------------------------------------
Saha Union Corp. Ltd.            1,286,900            $   894,682

Saha Union Corp. Ltd.               79,300                 69,297
(Foreign)
Textile, footware and plastics manufacturer.
--------------------------------------------------------------------------------
                                                      $   963,979
--------------------------------------------------------------------------------

Utilities -- 1.63%
--------------------------------------------------------------------------------
Electricity Generating           3,352,770            $ 8,481,960
(Foreign)
EGCOMP was set up in 1992
for the purpose of partly
privatizing electricity in
Thailand.
--------------------------------------------------------------------------------
                                                      $ 8,481,960
--------------------------------------------------------------------------------

Total Thailand (identified cost $27,181,529)          $20,188,953
--------------------------------------------------------------------------------

Philippines -- 4.67%

Industrial / Manufacturing -- 2.98%
--------------------------------------------------------------------------------
Bacnotan Consolidated              544,272            $ 1,880,970
Industries
Owner of companies that
produce building
materials, primarily
cement.

Belle Corp.                      30,591,000             9,758,821
Property developer,
gambling concessions.

Fortune Cement Corp.             7,000,000              3,854,699
Manufactures and
distributes cement.
--------------------------------------------------------------------------------
                                                      $15,494,490
--------------------------------------------------------------------------------

Telecommunications -- 1.69%
--------------------------------------------------------------------------------
Philippine Long Distance          144,700           $ 8,392,600
Telephone ADR
Fixed line operator.

Pilipino Telephone                639,100               412,612
Cellular phone operator.
--------------------------------------------------------------------------------
                                                    $ 8,805,212
--------------------------------------------------------------------------------

Total Philippines
    (identified cost $21,071,374)                   $24,299,702
--------------------------------------------------------------------------------

United States -- 0.75%

Industrial / Manufacturing -- 0.75%
--------------------------------------------------------------------------------
AES China Generating Co.          210,000           $ 3,885,000
Class A
Electric generating
facilities.
--------------------------------------------------------------------------------
                                                    $ 3,885,000
--------------------------------------------------------------------------------

Total United States
    (identified cost $3,405,000)                    $ 3,885,000
--------------------------------------------------------------------------------

Total Common Stocks
    (identified cost $374,544,257)                  $523,129,945
--------------------------------------------------------------------------------

Total Investments -- 100.54%
    (identified cost $374,544,257)                  $523,129,945
--------------------------------------------------------------------------------

Other Assets, Less Liabilities -- (0.54)%           $ (2,817,610)
--------------------------------------------------------------------------------

Net Assets -- 100%                                  $520,312,335
--------------------------------------------------------------------------------

ADR -- American Depositary Receipt
/1/ Security valued at fair value using methods determined in good faith by or at the direction of the Trustees.

*   Non-income producing security.


                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1997

PORTFOLIO OF INVESTMENTS (Unaudited) CONT'D


Top Ten Holdings

                                                                 Percentage
                                     Industry                    of Net
Company                              Sector                      Assets        Value
--------------------------------------------------------------------------------------------
HSBC Holdings PLC                    Financial                      6.57%      $34,171,036
Hutchison Whampoa                    Diversified Trading            5.86        30,477,568
Cheung Kong Holdings Ltd.            Properties                     5.51        28,669,577
New World Development                Properties                     4.46        23,183,614
China Resources Enterprises          Diversified Trading            3.74        19,437,198
Overseas Union Bank (Foreign)        Financial                      2.45        12,763,093
China Overseas Land & Investment     Properties                     2.25        11,687,372
Sime Darby Bhd                       Diversified Trading            2.23        11,628,632
Sun Hung Kai Properties Ltd.         Properties                     2.22        11,558,230
Wharf Holdings Ltd.                  Diversified Trading            2.20        11,466,963


Top Ten Industry Sectors

                                   Percentage
                                   of Net
Industry Sector                    Assets         Value
-----------------------------------------------------------------
Diversified Trading                 35.31 %       $183,739,174
Properties                          18.72           97,412,877
Industrial/Manufacturing            18.50           96,279,757
Financial                           16.29           84,781,916
Utilities                            2.60           13,551,346
Transportation                       2.20           11,468,613
Insurance                            1.83            9,547,630
Telecommunications                   1.69            8,805,212
Consumer - Retail                    1.54            7,994,742
Entertainment and Leisure            1.34            6,958,623




                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1997

FINANCIAL STATEMENTS (Unaudited)

Statement of Assets and Liabilities


As of February 28, 1997
Assets
--------------------------------------------------------------------------------
Investments, at value (Note 1A)
    (identified cost, $374,544,257)                               $523,129,945
Cash                                                                       381
Foreign currency, at value
    (identified cost, $3,498,741)                                    3,498,092
Receivable for investments sold                                      1,991,498
Dividends and interest receivable                                      352,815
Deferred organization expenses (Note 1C)                                20,313
--------------------------------------------------------------------------------
Total assets                                                      $528,993,044
--------------------------------------------------------------------------------


Liabilities
--------------------------------------------------------------------------------
Payable for investments purchased                                 $  4,778,051
Payable for foreign capital gains tax                                  663,311
Demand note payable (Note 7)                                         3,083,000
Payable for open forward foreign currency contracts                      1,991
Payable to affiliate for Trustees' fees                                  3,309
Accrued expenses                                                       151,047
--------------------------------------------------------------------------------
Total liabilities                                                 $  8,680,709
--------------------------------------------------------------------------------
Net Assets applicable to investors' interest in Portfolio         $520,312,335
--------------------------------------------------------------------------------


Sources of Net Assets
--------------------------------------------------------------------------------
Net proceeds from capital contributions and withdrawals           $371,729,991
Net unrealized appreciation of investments and foreign
     currency transactions (computed on the basis of
     identified cost)                                              148,582,344
--------------------------------------------------------------------------------
Total                                                             $520,312,335
--------------------------------------------------------------------------------


Statement of Operations

For the Six Months Ended
February 28, 1997
Investment Income
--------------------------------------------------------------------------------
Dividends (net of foreign taxes, $266,431)                        $  3,481,573
Interest                                                                13,188
--------------------------------------------------------------------------------
Total income                                                      $  3,494,761
--------------------------------------------------------------------------------


Expenses
--------------------------------------------------------------------------------
Investment adviser fee (Note 2)                                   $  1,933,737
Administration fee (Note 2)                                            637,057
Compensation of Trustees not members of the
    Administrator's organization (Note 2)                                9,437
Custodian fee                                                          358,743
Legal and accounting services                                           47,452
Amortization of organization expenses (Note 1C)                         14,202
Registration fees                                                          260
Miscellaneous                                                           20,806
--------------------------------------------------------------------------------
Total expenses                                                    $  3,021,694
--------------------------------------------------------------------------------
Less Allocations --
    Reduction of custodian fee                                    $     69,819
--------------------------------------------------------------------------------
Total expense reductions                                          $     69,819
--------------------------------------------------------------------------------

Net expenses                                                      $  2,951,875
--------------------------------------------------------------------------------

Net investment income                                             $    542,886
--------------------------------------------------------------------------------


Realized and Unrealized
Gain (Loss) on Investments
--------------------------------------------------------------------------------
Net realized gain (loss) --
    Investment transactions (identified cost basis)               $  3,021,215
    Foreign currency transactions                                     (182,978)
--------------------------------------------------------------------------------
Net realized gain on investment transactions                      $  2,838,237
--------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) --
    Investments (identified cost basis)                           $ 74,977,745
    Foreign currency transactions                                       14,583
--------------------------------------------------------------------------------
Net change in unrealized appreciation of investments              $ 74,992,328
--------------------------------------------------------------------------------

Net realized and unrealized gain on investments                   $ 77,830,565
--------------------------------------------------------------------------------

Net increase in net assets from operations                        $ 78,373,451
--------------------------------------------------------------------------------

                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Statements of Changes in Net Assets


                                       Six Months Ended
Increase (Decrease)                    February 28, 1997       Year Ended
in Net Assets                          (Unaudited)             August 31, 1996
------------------------------------------------------------------------------
From operations --
    Net investment income                $     542,886        $   5,301,525
    Net realized gain on investments         2,838,237           13,787,497
    Change in unrealized
       appreciation (depreciation)          74,992,328           16,641,291
------------------------------------------------------------------------------
Net increase in net assets resulting
    from operations                      $  78,373,451        $  35,730,313
------------------------------------------------------------------------------
Capital transactions --
    Contributions                        $ 135,016,664        $ 135,099,898
    Withdrawals                           (203,375,339)        (250,949,710)
------------------------------------------------------------------------------
Net decrease in net assets from
    capital transactions                 $ (68,358,675)       $(115,849,812)
------------------------------------------------------------------------------

Net increase (decrease) in net assets    $  10,014,776        $ (80,119,499)
------------------------------------------------------------------------------


Net Assets
------------------------------------------------------------------------------
At beginning of period                   $ 510,297,559        $ 590,417,058
------------------------------------------------------------------------------
At end of period                         $ 520,312,335        $ 510,297,559
------------------------------------------------------------------------------

                       See notes to financial statements

Greater China Growth Portfolio  as of February 28, 1997

FINANCIAL STATEMENTS CONT'D

Supplementary Data

                                                Six Months Ended                  Year Ended August 31,
                                                February 28, 1997 ---------------------------------------------------------
                                                (Unaudited)          1996           1995            1994         1993 *
---------------------------------------------------------------------------------------------------------------------------
Ratios to average daily net assets
---------------------------------------------------------------------------------------------------------------------------
Expenses /(1)/                                       1.19%+          1.19%           1.10%          1.15%        1.38%+
Net expenses, after
     custodian fee reduction                         1.16%+          1.12%             --             --           --
Net investment income (loss)                         0.21%+          0.94%           1.35%          0.73%        0.38%+

Portfolio Turnover                                     15%             42%             32%            36%          18%
---------------------------------------------------------------------------------------------------------------------------
Average Commission Rate Paid /(2)/               $ 0.0044        $ 0.0070        $     --       $     --     $     --
---------------------------------------------------------------------------------------------------------------------------
Net assets, end of period (000s omitted)         $520,312        $510,298        $590,417       $732,613     $208,043
---------------------------------------------------------------------------------------------------------------------------

* For the period from the start of business, October 28, 1992, to August 31, 1993.

+    Annualized.

/(1)/The expense ratios for the year ended August 31, 1996 have been adjusted to reflect a change in reporting requirements. The new reporting guidelines require each Fund, as well as its corresponding Portfolio, to increase its expense ratio by the effect of any expense offset arrangements with its service providers. The expense ratios for each of the periods ended on or before August 31, 1995 have not been adjusted to reflect this change.

/(2)/Average commission rate paid is computed dividing the total dollar amount of commissions paid during the fiscal year by the total number of shares purchased and sold during the fiscal year for which commissions were charged. For fiscal years beginning on or after September 1, 1995, a Fund is required to disclose its average commission rate per share for security trades on which commissions were charged.


                       See notes to financial statements

Greater China Growth Portfolio as of February 28, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited)

1   Significant Accounting Policies
--------------------------------------------------------------------------------
    Greater China Growth Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940 as a diversified, open-end investment company which was organized as a trust under the laws of the State of New York on September 1, 1992. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. The following is a summary of the significant accounting policies of the Portfolio. The policies are in conformity with generally accepted accounting principles.

    A Investment Valuations -- Marketable securities, including options, that are listed on foreign or U.S. securities exchanges or in the NASDAQ National Market System are valued at closing sale prices, on the exchange where such securities are principally traded. Futures positions on securities or currencies are generally valued at closing settlement prices. Unlisted or listed securities for which closing sale prices are not available are valued at the mean between the latest bid and asked prices. Short-term debt securities with a remaining maturity of 60 days or less are valued at amortized cost. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Investments for which valuations or market quotations are unavailable are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

    B Federal Taxes -- The Portfolio is treated as a partnership for Federal tax purposes. No provision is made by the Portfolio for Federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is individually responsible for the payment of any taxes on its share of such income. Since some of the Portfolios' investors are regulated investment companies that invest all or substantially all of their assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code), in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains, and any other items of income, gain, loss, deduction or credit. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries' tax rules and rates.


    C Deferred Organization Expenses -- Costs incurred by the Portfolio in connection with its organization are being amortized on the straight-line basis over five years.

    D Expense Reduction -- Investors Bank & Trust Company (IBT) serves as custodian to the Fund and the Portfolio. Pursuant to the respective custodian agreements, IBT receives a fee reduced by the credits which are determined based on the average daily cash balance the Portfolio maintains with IBT. All significant credit balances used to reduce the Portfolio's custodian fee is reflected as a reduction of operating expense in the Statement of Operations.

    E Financial Futures Contracts -- Upon the entering of a financial futures contract, the Portfolio is required to deposit ("initial margin") either in cash or securities an amount equal to a certain percentage of the purchase price indicated in the financial futures contract. Subsequent payments are made or received by the Portfolio ("margin maintenance") each day, dependent on the daily fluctuations in the value of the underlying security, and are recorded for book purposes as unrealized gains or losses by the Portfolio. The Portfolio's investment in financial futures contracts is designed only to hedge against anticipated future changes in interest or currency exchange rates. Should interest or currency exchange rates move unexpectedly, the Portfolio may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. If the Portfolio enters into a closing transaction, the Portfolio will realize, for book purposes, a gain or loss equal to the difference between the value of the financial futures contract to sell and financial futures contract to buy.

    F Use of Estimates -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expense during the reporting period. Actual results could differ from those estimates.

    G Foreign Currency Translation -- Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions. Recognized gains or losses on

Greater China Growth Portfolio  as of February 28, 1997
NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    investment transactions attributable to foreign currency rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that result from fluctuations in foreign currency exchange rates are not separately disclosed.

    H Forward Foreign Currency Exchange Contracts -- The Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. Risks may arise upon entering these contracts from the potential inability of counterparties to meet the terms of their contracts and from movements in the value of a foreign currency relative to the U.S. dollar. The Portfolio will enter into forward contracts for hedging purposes as well as non-hedging purposes. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until such time as the contracts have been closed or offset.

    I Other -- Investment transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Interest income is recorded on the accrual basis.

    J Interim Financial Information -- The interim financial statements relating to February 28, 1997 and for the six month period then ended have not been audited by independent certified public accountants, but in the opinion of the Fund's management, reflect all adjustments, consisting of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2   Investment Adviser Fee and Other Transactions
    with Affiliates
    ----------------------------------------------------------------------------
    The investment adviser fee is earned by Lloyd George Management (Bermuda) Limited (the Adviser), an affiliate of Eaton Vance, as compensation for management and investment advisory services rendered to the Portfolio. Under the advisory agreement, the Adviser receives a monthly fee of 0.0625% (0.75% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the six months ended February 28, 1997 the adviser fee was equivalent to 0.75% (annualized) of average net assets. In addition, an administrative fee is earned by Eaton Vance Management (EVM) for managing and administering the business affairs of the Portfolio. Under the administration agreement, EVM earns a monthly fee in the amount of 1/48th of 1% (equal to 0.25% annually) of the average daily net assets of the Portfolio up to $500,000,000, and at reduced rates as daily net assets exceed that level. For the period ended February 28, 1997, the administrative fee was 0.25% (annualized) of average net assets. Except as to Trustees of the Portfolio who are not members of the Adviser or EVM's organization, officers and Trustees receive remuneration for their services to the Portfolio out of such investment adviser and administrative fees. Certain of the officers and Trustees of the Portfolio are officers or directors/trustees of the above organizations.

3   Investment Transactions
    ----------------------------------------------------------------------------
    Purchases and sales of investments, other than short-term obligations, aggregated $75,775,971 and $130,222,008, respectively.

4   Federal Income Tax Basis of Investments
    ----------------------------------------------------------------------------
    The cost and unrealized appreciation/depreciation in value of the investments owned at February 28, 1997, as computed on a federal income tax basis, were as follows:

    Aggregate cost                                $374,544,257
    ----------------------------------------------------------------------------
    Gross unrealized appreciation                  171,037,632

    Gross unrealized depreciation                  (22,451,944)
    ----------------------------------------------------------------------------

    Net unrealized appreciation                   $148,585,688
    ----------------------------------------------------------------------------

5   Risks Associated with Foreign Investments
    ----------------------------------------------------------------------------
    Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Portfolio, political or financial instability or diplomatic and

Greater China Growth Portfolio as of February 28, 1997

NOTES TO FINANCIAL STATEMENTS (Unaudited) CONT'D


    other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the United States.

6   Financial Instruments
    ----------------------------------------------------------------------------
    The Portfolio regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Portfolio has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

    A summary of obligations under these financial instruments at February 28, 1997, were as follows:

                                                Deliver                 Net Unrealized
     Settlement Date        In Exchange for     (in U.S. Dollars)       Appreciation
    -------------------------------------------------------------------------------------
     3/03/97                Maylasian Ringgit       $718,241                $564

     3/03/97                Maylasian Ringgit       $ 95,139                $ 75
    ------------------------------------------------------------------------------------
     Total                                          $813,380                $639
    ------------------------------------------------------------------------------------

7   Line of Credit
    ----------------------------------------------------------------------------
    The Portfolio participates with other portfolios and funds managed by BMR and EVM and its affiliates in a committed $120 million unsecured line of credit agreement with a group of banks. The Portfolio may temporarily borrow from the line of credit to satisfy redemption requests or settle investment transactions. Interest is charged to each portfolio or fund based on its borrowings at an amount above the bank's adjusted certificate of deposit rate, eurodollar rate or federal funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. The Portfolio had borrowings of $3,083,000 during the period.

EV Classic Greater China Growth Fund as of February 28, 1997

INVESTMENT MANAGEMENT


EV Classic Greater China Growth Fund

Officers                               Independent Trustees
James B. Hawkes                        Donald R. Dwight
President and Trustee                  President, Dwight Partners, Inc.
                                       Chairman, Newspapers of New England, Inc.
M. Dozier Gardner
Vice President                         Samuel L. Hayes, III
                                       Jacob H. Schiff Professor of Investment Banking,
William D. Burt                        Harvard University Graduate School of
Vice President                         Business Administration

Barclay Tittmann                       Norton H. Reamer
Vice President                         President and Director, United Asset
                                       Management Corporation
James L. O'Connor
Treasurer                              John L. Thorndike
                                       Formerly Director, Fiduciary Company Incorporated
Thomas Otis
Secretary                              Jack L. Treynor
                                       Investment Adviser and Consultant

Greater China Growth Portfolio

Officers                               Independent Trustees
Hon. Robert Lloyd George               Hon. Edward K.Y. Chen
President, Trustee and                 Professor and Director, Center for Asian Studies,
Co-Portfolio Manager                   University of Hong Kong

James B. Hawkes                        Donald R. Dwight
Vice President and Trustee             President, Dwight Partners, Inc.
                                       Chairman, Newspapers of New England, Inc.
Scobie Dickinson Ward
Vice President, Assistant              Samuel L. Hayes, III
Secretary, Assistant Treasurer,        Jacob H. Schiff Professor of Investment Banking,
and Co-Portfolio Manager               Harvard University Graduate School of
                                       Business Administration
William Walter Raleigh Kerr
Vice President and                     Norton H. Reamer
Assistant Treasurer                    President and Director, United Asset
                                       Management Corporation
James L. O'Connor
Vice President and Treasurer

Thomas Otis
Vice President and Secretary

Sponsor and Manager of
EV Classic Greater China Growth Fund &
Administrator of Greater China Growth Portfolio
Eaton Vance Management
24 Federal Street
Boston, MA 02110

Adviser of Greater China Growth Portfolio
Lloyd George Investment Management (Bermuda) Limited
3808 One Exchange Square
Central, Hong Kong

Principal Underwriter
Eaton Vance Distributors, Inc.
24 Federal Street
Boston, MA 02110
(617) 482-8260

Custodian
Investors Bank & Trust Company
89 South Street
P.O. Box 1537
Boston, MA 02205-1537

Transfer Agent
First Data Investor Services Group
Attn: Eaton Vance Funds
P.O. Box 5123
Westborough, MA 01581-5123
(800) 262-1122



EV Classic Greater China Growth Fund
24 Federal Street
Boston, MA 02110


--------------------------------------------------------------------------------
   This report must be preceded or accompanied by a current prospectus which contains more complete information on the Fund, including its distribution plan, sales charges and expenses. Please read the prospectus carefully before you invest or send money.
--------------------------------------------------------------------------------


                                                                    C-CGSRC-4/97